Stockholders’ Equity (Deficit)	3 Months Ended
Mar. 31, 2026
Stockholders' Equity Note [Abstract]
Stockholders’ Equity (Deficit)
7.	Stockholders’ Equity (Deficit)

The Company’s current Amended and Restated Certificate of Incorporation dated July 8, 2025, authorizes the issuance of 20,000,000 shares of $0.00002 par value Common Stock, of which 2,000,000 shares are designated Class A Common Stock and 18,000,000 shares are designated Class B Common Stock. A total of 4,000,000 shares of $0.000002 par value Preferred Stock have been authorized with 2,000,000 designated as Class A.

As of March 31, 2026, and December 31, 2025, outstanding shares of Class A Common Stock are 1,861,667. As of March 31, 2026, and December 31, 2025, outstanding shares of Class B Common Stock were 4,306,000. As of March 31, 2026, and December 31, 2025, outstanding shares of Class A Preferred Stock are 1,684,000.

September 2025 Convertible Notes and Warrants

During September 2025, the Company received proceeds of $30,150 in exchange for certain convertible notes (the “Convertible Notes”) and warrants with certain investors. The proceeds consisted of cash of $15,000, USDC of $15,000, and the conversion of an existing accounts payable balance in the amount of $150. The total proceeds of $30,150 were allocated as $30,145 to the convertible notes and $5 to the warrants. As discussed below, the proceeds from both the Convertible Notes and warrants were classified within stockholders’ equity on the Company’s unaudited condensed interim balance sheets.

According to the convertible note agreements, the Convertible Notes bear interest at a rate of 12% per annum, with interest accruing in full from the issuance date. However, the Convertible Notes and related interest accrued is not to be repaid in cash. All outstanding principal and accrued interest automatically convert into shares of the Company’s Class B common stock upon the earliest occurrence of (i) the respective maturity date, (ii) the closing of a qualifying equity financing resulting in aggregate proceeds of at least $20.0 million, or (iii) the occurrence of a qualifying corporate transaction, as defined in the agreements. The conversion price is fixed at $2.55 per share, subject to customary adjustments for stock splits and similar transactions. As of March 31, 2026, no qualifying event had occurred and the Convertible Notes remained outstanding.

As discussed above, in connection with the issuance of the Convertible Notes, the Company issued detachable warrants to purchase an aggregate of 2,588,237 shares of the Company’s Class B common stock. The warrants are exercisable at a price of $2.55 per share, represent warrant shares equal to 20% of the respective note principal divided by the exercise price, and expire one year from the issuance date. The warrants are legally detachable and separately exercisable from the Convertible Notes.

Management evaluated the Convertible Notes and the related warrants in accordance with applicable accounting guidance, including ASC 470, ASC 480, and ASC 815. Based on this evaluation, the Company concluded that (i) the automatic conversion feature embedded in the Convertible Notes does not require bifurcation as a derivative, (ii) the warrants qualify as freestanding financial instruments that are indexed to the Company’s own stock and meet the criteria for equity classification, and (iii) settlement of the Convertible Notes and warrants does not require or permit unilateral cash settlement by the holders. Accordingly, the Convertible Notes and warrants were classified within stockholders’ equity as additional paid-in capital.

As of March 31, 2026, the Company had not recognized any conversion of the Convertible Notes or exercise of the warrants.

Equity Awards

The 2024 Equity Incentive Plan was amended and approved by the Company’s Board of Directors during May of 2024 with a maximum number of Class B shares authorized to be issued under the plan of 2,800,000. In addition to the shares authorized under the 2024 Equity Incentive Plan, the 2025 Equity Incentive Plan has authorized a maximum number of Class B Shares to be issued under this respective plan of 2,888,333.

Stock-based compensation expense for the three months ended March 31, 2026, and 2025, includes the portion of awards vested in the period for all equity-based awards granted, based on the grant date fair value as estimated using a Black-Scholes option valuation model. For the three months ended March 31, 2026, and 2025, stock-based compensation expense was $141 and $129, respectively.

No stock awards were granted during the three months ended March 31, 2026, and 2025.

A summary of the common stock option activity during the three months ended March 31, 2026, is as follows:

	Number of Shares	Weighted Average Exercise Price
Common stock options outstanding at December 31, 2025	5,198,333	0.80
Granted	-	N/A
Cancelled	-	N/A
Common stock options outstanding at March 31, 2026	5,198,333	$0.80

Common stock options exercisable at March 31, 2026	1,743,421	$0.51
Common stock options not vested at March 31, 2026	3,454,912	$0.91

(1)	Common stock available for future issuance at March 31, 2026 represents a combination of 2,800,000 of authorized shares; less 2,362,168 common stock options outstanding under the 2024 Equity Incentive Plan and 2,888,333 authorized shares; less 2,888,333 common stock options outstanding under the 2025 Equity Incentive Plan.

As of March 31, 2026, total compensation cost not yet recognized related to unvested options was $1,160, which is expected to be recognized over a weighted-average period of 2.20 years.

A summary of the Class B warrant activity during the three months ended March 31, 2026, is as follows:

	Number of Warrants	Weighted Average Strike Price
Warrants outstanding at December 31, 2025	3,288,237	2.39
Granted	-	-
Warrants outstanding at March 31, 2026	3,288,237	$2.39